UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2503
                                   ------------


                             AXP FIXED INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------

Date of reporting period:    5/31
                         --------------

                               PORTFOLIO HOLDINGS

                                      FOR

                          AXP(R) DIVERSIFIED BOND FUND

                                AT MAY 31, 2005

Investments in Securities

AXP Diversified Bond Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (100.1%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Foreign government (2.1%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%            12,913,000(c)           $16,836,756
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38             10,926,000(c)            12,242,583
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50              8,906,000(c)            16,941,833
United Mexican States
  (U.S. Dollar)
   09-27-34               6.75              6,891,000(c)             7,280,342
Total                                                               53,301,514

U.S. government obligations & agencies (23.5%)
Federal Home Loan Bank
   05-22-06               2.88             27,255,000               27,052,277
   04-18-08               4.13              5,615,000                5,654,412
Federal Home Loan Mtge Corp
   06-15-08               3.88             51,935,000               51,985,377
   03-18-09               3.76              6,890,000                6,840,867
   01-15-12               5.75             38,075,000               41,574,549
   11-15-13               4.88             17,226,000               17,961,826
Federal Natl Mtge Assn
   04-13-06               2.15             33,200,000               32,788,752
   08-15-08               3.25             86,170,000               84,469,866
   02-15-09               3.25              2,990,000                2,916,679
U.S. Treasury
   08-15-07               2.75             39,415,000               38,702,140
   05-15-15               4.13             35,115,000               35,455,194
   08-15-23               6.25             90,504,000(o)           111,503,734
   02-15-26               6.00            109,577,000              133,114,688
   02-15-31               5.38              3,635,000                4,209,784
Total                                                              594,230,145

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (13.6%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               3.19%           $19,507,491(d,k)         $19,507,490
Aesop Funding II LLC
  Series 2002-1A Cl A1 (AMBAC)
   10-20-06               3.85              5,908,333(d,l)           5,914,145
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76              2,000,000(d,l)           1,960,250
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55              2,660,000(l)             2,652,709
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00              5,500,000(l)             5,451,017
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98              4,300,000(l)             4,236,846
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05              8,750,000(g,l)           8,729,489
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29              6,300,000(d,l)           6,277,605
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94              3,600,000                3,687,084
  Series 2005-1 Cl A4
   11-10-42               5.03              3,600,000                3,711,164
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR6 Cl A6
   11-11-41               4.83              5,000,000                5,074,050
  Series 2004-T16 Cl A3
   02-13-46               4.03              3,240,000                3,213,610
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              6,680,945(d)             6,729,734
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09               4.05              7,100,000(g)             7,104,438

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08%            $4,700,000(g)            $4,699,786
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35              2,400,000                2,416,606
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15             13,000,000(d)            12,972,577
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               3.31              6,000,000(d,k)           6,000,600
  Series 2004-LB3A Cl A3
   07-10-37               5.09              5,200,000                5,360,333
  Series 2004-LB3A Cl A4
   07-10-37               5.23              4,450,000                4,625,544
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49              5,014,185                5,046,870
  Series 2004-C1 Cl A2
   01-15-37               3.52              3,000,000                2,937,306
Federal Natl Mtge Assn
   11-01-10               4.47              1,653,262                1,653,907
   11-01-12               4.84              1,177,006                1,218,590
   10-01-13               5.11                539,060                  561,344
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56              7,619,870                7,882,737
  Series 2004-C2 Cl A2
   03-10-40               4.12              3,000,000                2,975,310
GMAC Commercial Mtge Securities
  Series 1999-C1 Cl B
   05-15-33               6.30              5,800,000                6,188,948
  Series 2004-C3 Cl A4
   12-10-41               4.55              4,700,000                4,709,239
  Series 2004-C3 Cl A5
   12-10-41               4.86              5,500,000                5,585,690

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP DIVERSIFIED BOND FUND   --   PORTFOLIO HOLDINGS AT MAY 31, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A1
   08-10-42               3.92%            $3,536,041               $3,524,301
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53              4,500,000                4,477,905
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37              3,856,372                3,874,430
  Series 2003-CB6 Cl A1
   07-12-37               4.39              7,809,419                7,817,150
  Series 2003-CB6 Cl A2
   07-12-37               5.26              4,200,000                4,384,645
  Series 2003-LN1 Cl A1
   10-15-37               4.13              3,503,311                3,467,320
  Series 2003-ML1A Cl A1
   03-12-39               3.97              3,060,796                3,022,750
  Series 2004-CBX Cl A3
   01-12-37               4.18              3,000,000                2,981,328
  Series 2004-CBX Cl A5
   01-12-37               4.65              5,000,000                5,031,168
  Series 2005-CB11 Cl A3
   08-12-37               5.20              4,700,000                4,879,381
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39              7,360,000                7,697,220
  Series 2002-C4 Cl A4
   09-15-26               4.56              5,200,000                5,228,924
  Series 2002-C4 Cl A5
   09-15-31               4.85              6,000,000                6,108,921
  Series 2003-C8 Cl A2
   11-15-27               4.21              7,500,000                7,494,600
  Series 2003-C8 Cl A3
   11-15-27               4.83              5,250,000                5,358,413
  Series 2004-C2 Cl A3
   03-15-29               3.97              3,275,000                3,180,975
  Series 2004-C4 Cl A3
   06-15-29               4.99              3,000,000(k)             3,111,796
  Series 2004-C6 Cl A2
   08-15-29               4.19              5,250,000                5,218,658
  Series 2004-C6 Cl A4
   08-15-29               4.58              1,275,000                1,283,882
  Series 2004-C7 Cl A2
   10-15-29               3.99              5,400,000                5,332,500
  Series 2004-C8 Cl A2
   12-15-29               4.20              5,800,000                5,782,136
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40              4,000,000(l)             3,971,600
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               4.99              3,425,000(d,k)           3,425,000
  Series 2004-2 Cl D
   10-20-10               6.53              1,200,000(d,k)           1,219,560
  Series 2004-2 Cl M
   10-20-10               3.48              2,700,000(k)             2,701,755
  Series 2005-1A Cl D
   03-21-11               4.99              1,375,000(d,k)           1,367,850

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94%            $4,300,000               $4,238,403
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27              5,656,002                5,416,572
  Series 2004-HQ4 Cl A5
   04-14-40               4.59              3,600,000                3,620,412
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              5,115,000                5,082,505
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39               5.98              5,900,000                6,406,614
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90              3,000,000                2,967,841
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61              2,500,000                2,466,050
  Series 2005-A Cl A3
   10-15-08               3.54              5,475,000                5,442,205
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49              2,660,000                2,666,452
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67              4,398,585                4,303,520
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86              2,260,181(l)             2,261,017
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05              7,600,000(l)             7,605,776
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38              2,000,000                2,003,393
  Series 2005-C16 Cl A3
   10-15-41               4.62              5,500,000                5,531,756
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30              5,000,000                4,955,410
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54              7,500,000                7,463,025
Total                                                              343,460,137

Mortgage-backed securities (37.8%)(f,h)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.28              6,168,914(j)             6,261,483
  Series 2005-3 Cl 7A1
   07-25-35               5.09              6,322,750(j)             6,392,604
Banc of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.04              2,949,433(j)             2,957,013
  Series 2004-F Cl B1
   07-25-34               4.14              5,306,348(j)             5,372,572

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00%            $7,816,600               $7,961,911
  Series 2003-11 Cl 4A1
   01-25-19               4.75              3,897,485                3,897,904
  Series 2004-3 Cl 1A1
   04-25-34               6.00             12,323,739               12,689,606
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75              4,708,478                4,695,324
  Series 2004-28CB Cl 6A1
   01-25-35               6.00              7,528,966                7,759,680
  Series 2005-6CB Cl 1A1
   04-25-35               7.50              6,288,905                6,612,463
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.65              3,546,039(j)             3,556,251
CS First Boston Mtge Securities
  Series 2003-29 Cl 8A1
   11-25-18               6.00              4,160,818                4,258,339
  Series 2004-AR5 Cl CB1
   06-25-34               4.43              3,373,534(j)             3,329,110
Federal Home Loan Mtge Corp
   05-01-13               4.50              3,448,126                3,461,167
   02-01-17               6.50              2,086,735                2,174,092
   04-01-17               8.00                 19,199                   20,699
   05-01-17               6.00              2,204,426                2,285,241
   05-01-18               5.50              4,836,222                4,969,477
   08-01-18               5.00             15,091,802               15,287,735
   10-01-18               5.00              9,582,744                9,703,886
   02-01-23               6.00             16,086,676               16,622,395
   10-01-23               5.50              6,709,154                6,859,103
   12-01-23               6.00             12,576,797               12,985,901
   08-01-24               8.00                661,675                  717,158
   10-01-28               7.00                 89,828                   94,868
   12-01-30               5.50              2,503,690                2,551,880
   04-01-33               5.50             12,563,627               12,805,840
   04-01-33               6.00              8,847,230                9,175,387
   06-01-33               5.50              8,678,174                8,818,218
   07-01-33               5.00              5,459,758                5,460,611
  Collateralized Mtge Obligation
   04-15-15               4.50             13,700,000               13,788,639
   01-15-18               6.50              4,098,406                4,372,034
   03-15-22               7.00              1,922,099                1,919,391
   02-15-27               5.00             10,070,000               10,195,506
   10-15-27               5.00             21,553,000               21,992,375
   06-15-28               5.00             13,925,000               14,226,533
   12-15-28               5.50              6,005,000                6,184,799
   02-15-33               5.50              9,300,542                9,592,762
  Interest Only
   02-15-14               7.40              4,054,186(i)               300,253
   10-15-22              14.56             11,429,796(i)               738,254
Federal Natl Mtge Assn
   03-01-08               7.00              1,747,250                1,815,503
   08-01-11               8.50              1,993,797                2,118,381
   02-01-13               4.83              6,345,102                6,485,266
   02-01-13               5.02              5,765,019                5,959,783

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP DIVERSIFIED BOND FUND   --   PORTFOLIO HOLDINGS AT MAY 31, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   04-01-13               7.00%            $5,324,514               $5,532,506
   04-01-14               6.50              1,203,346                1,256,161
   08-01-16               6.00              5,113,412                5,301,008
   12-01-16               5.50              7,530,439                7,741,439
   06-01-17               6.50              4,686,184                4,900,715
   08-01-17               6.00              9,906,571               10,294,871
   08-01-17               6.50              3,072,916                3,216,915
   09-01-17               6.00              1,450,773                1,504,011
   09-01-17               6.50              3,295,401                3,439,831
   12-01-17               6.50              1,527,341                1,594,281
   01-01-18               5.50              6,857,451                7,058,266
   02-01-18               5.50             11,362,092               11,689,122
   03-01-18               5.50             17,808,398               18,353,759
   04-01-18               5.00              7,694,774                7,789,641
   05-01-18               5.50              3,506,412                3,609,113
   05-01-18               6.00             11,573,881               11,999,764
   06-01-18               4.50              6,514,659                6,499,128
   06-01-18               5.00              7,957,952                8,063,404
   07-01-18               4.50              4,170,647                4,160,704
   08-01-18               4.50              8,563,364                8,535,935
   10-01-18               5.00              5,023,774                5,087,278
   10-01-18               6.00              2,567,094                2,661,546
   12-01-18               5.00              6,414,912                6,493,999
   06-01-20               4.50              4,550,000(g)             4,528,670
   06-01-20               6.00             24,000,000(g)            24,862,511
   04-01-23               8.50                761,949                  823,349
   07-01-23               5.00              7,589,799                7,646,533
   09-01-23               5.50             11,080,842               11,316,902
   09-01-23               6.50                705,145                  736,988
   01-01-24               6.50                166,331                  173,842
   05-01-24               6.00              8,934,594                9,236,533
   06-01-24               9.00                640,887                  694,345
   02-01-25               8.00                220,605                  238,732
   09-01-25               8.00                476,185                  515,114
   03-01-26               7.00              1,150,789                1,219,330
   07-01-28               5.50              3,109,468                3,167,729
   08-01-28               5.50              5,432,794                5,534,585
   09-01-28               7.50              1,417,903                1,524,224
   12-01-28               5.50             10,787,522               10,989,642
   01-01-29               6.50              5,254,004                5,476,953
   04-01-29               5.00             18,515,272               18,514,752
   05-01-29               6.50              3,710,095                3,864,764
   06-01-29               7.00                  9,254                    9,783
   09-01-29               7.00              6,469,485                6,838,911
   10-01-30               7.00              2,370,691                2,506,064
   09-01-31               7.00              1,115,297                1,187,989
   03-01-32               5.50              1,963,345                2,000,131
   06-01-32               7.00              3,874,695                4,113,396
   07-01-32               6.50              2,585,212                2,699,836
   08-01-32               7.00              1,652,553                1,746,001
   09-01-32               6.00             17,012,133               17,515,964
   09-01-32               6.50              3,012,997                3,155,864
   10-01-32               6.00              1,988,104                2,053,835
   10-01-32               6.50              3,068,762                3,192,726
   11-01-32               6.00              1,972,750                2,038,000
   11-01-32               7.00              1,865,949                1,970,473
   01-01-33               6.00             13,952,646               14,348,743

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   02-01-33               6.50%              $666,909                 $698,872
   03-01-33               5.50             16,701,687               16,988,145
   03-01-33               6.00              5,321,177                5,511,839
   03-01-33               6.50              7,126,671                7,407,173
   04-01-33               5.50             14,139,775               14,396,841
   04-01-33               6.00             26,971,689               27,987,383
   05-01-33               5.50             24,276,333               24,672,460
   07-01-33               4.85              6,615,675(j)             6,620,306
   07-01-33               5.00                707,494                  708,221
   07-01-33               5.50              9,610,598                9,755,628
   08-01-33               5.50                978,079                  992,838
   11-01-33               7.00              7,620,934                8,046,564
   12-01-33               4.96              8,717,885(j)             8,807,544
   12-01-33               5.50              6,218,281                6,312,119
   12-01-33               6.50             18,757,506               19,495,789
   01-01-34               6.50              1,355,475                1,415,515
   07-01-34               6.50             10,271,403               10,675,908
   08-01-34               4.53              6,421,919(j)             6,435,598
   09-01-34               4.84              1,876,589(j)             1,893,674
   12-01-34               4.40              2,646,833(j)             2,640,613
  Collateralized Mtge Obligation
   12-25-26               8.00              4,484,739                4,754,450
  Interest Only
   12-25-12              13.29              3,617,977(i)               188,632
   12-25-31               1.19              3,177,371(i)               512,316
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.43              5,924,098                6,047,083
  Series 2005-AA2 Cl 2A1
   04-25-35               5.45              6,406,834                6,544,773
  Series 2005-AA3 Cl 3A1
   05-25-35               5.44              6,698,461                6,814,411
Govt Natl Mtge Assn
   02-15-24               8.00                229,606                  248,684
   06-15-26               8.00                246,070                  266,509
   08-15-26               8.00                245,691                  266,098
   07-15-33               5.00              7,282,181                7,347,141
   10-15-33               5.00              5,878,624                5,930,087
   10-15-33               5.50             15,611,059               15,962,189
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00              2,698,834(i)               288,899
   08-20-32               0.00             11,521,816(i)             1,607,433
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.39              4,350,867(j)             4,298,430
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34              3,955,830(j)             4,015,444
  Series 2005-AR8 Cl AX1
  Interest Only
   04-25-35               4.50            224,701,000(i,j)           2,949,201
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.41              4,161,751(j)             4,176,941

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00%            $1,696,731               $1,741,101
  Series 2004-7 Cl 8A1
   08-25-19               5.00              5,061,437                5,088,212
  Series 2004-8 Cl 7A1
   09-25-19               5.00              7,102,492                7,142,408
  Series 2005-1 Cl 2A1
   02-25-35               6.00             12,111,196               12,461,374
Structured Adjustable Rate Mtge Loan
  Series 2004-3AC Cl B1
   03-25-34               4.93              5,568,989(j)             5,670,790
  Series 2004-5 Cl B1
   05-25-34               4.62              4,238,722(j)             4,192,943
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50             16,150,567               16,230,719
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.07              6,650,000(j)             6,655,105
  Series 2004-CB2 Cl 6A
   07-25-19               4.50              4,402,681                4,316,256
  Series 2004-CB4 Cl 22A
   12-25-19               6.00              5,460,658                5,639,091
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35               5.50             10,983,295               11,175,748
  Series 2005-AR1 Cl 1A1
   02-25-35               4.57             10,283,381(j)            10,283,998
Total                                                              956,933,504

Aerospace & defense (0.1%)
L-3 Communications
   06-15-12               7.63              2,000,000                2,130,000
   07-15-13               6.13                190,000                  188,100
Moog
  Sr Sub Nts
   01-15-15               6.25                165,000                  165,000
Total                                                                2,483,100

Automotive & related (0.5%)
Ford Motor
   10-01-28               6.63              2,095,000                1,654,889
   02-01-29               6.38              2,300,000                1,776,313
Lear
  Series B
   08-01-14               5.75              7,210,000                6,572,643
Nissan Motor Acceptance
   03-08-10               4.63              1,855,000(d)             1,856,094
Total                                                               11,859,939

Banks and savings & loans (2.9%)
Banknorth Group
  Sr Nts
   05-01-08               3.75              3,960,000                3,927,647
JPMorgan Chase & Co
   03-01-15               4.75              6,760,000                6,729,506

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   AXP DIVERSIFIED BOND FUND   --   PORTFOLIO HOLDINGS AT MAY 31, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Banks and savings & loans (cont.)
KFW Intl Finance
  (U.S. Dollar)
   10-17-05               2.50%           $18,400,000(c)           $18,328,277
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88              4,790,000                5,347,249
   08-15-14               5.65              8,981,000                9,503,155
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45             27,852,000               30,626,978
Total                                                               74,462,812

Beverages & tobacco (--%)
Cott Beverages
   12-15-11               8.00              1,135,000                1,203,100

Broker dealers (0.3%)
Goldman Sachs Group
   07-15-13               4.75              5,900,000                5,877,049
Morgan Stanley
   03-01-13               5.30              2,480,000                2,559,583
Total                                                                8,436,632

Building materials & construction (0.1%)
Louisiana-Pacific
  Sr Nts
   08-15-10               8.88              2,260,000                2,564,671
Norcraft Companies/Finance
  Sr Sub Nts
   11-01-11               9.00                570,000                  572,850
Total                                                                3,137,521

Cable (0.8%)
Comcast
   03-15-11               5.50             13,580,000               14,156,199
CSC Holdings
  Sr Nts
   12-15-07               7.88              1,500,000                1,565,625
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                406,000                  449,645
Echostar DBS
   10-01-14               6.63                935,000(d)               937,338
  Sr Nts
   10-01-08               5.75                750,000                  746,250
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63                480,000(c,d)             512,400
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88              1,055,000(c)             1,056,319
Total                                                               19,423,776

Cellular telecommunications (0.1%)
Nextel Communications
  Sr Nts
   10-31-13               6.88              1,875,000                2,001,563

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Chemicals (0.2%)
Airgas
   10-01-11               9.13%            $1,500,000               $1,620,000
Compass Minerals Group
   08-15-11              10.00              1,000,000                1,090,000
Georgia Gulf
  Sr Nts
   12-15-13               7.13              1,525,000                1,570,750
INVISTA
   05-01-12               9.25                600,000(d)               652,500
MacDermid
   07-15-11               9.13                575,000                  618,125
Total                                                                5,551,375

Energy (0.7%)
Chesapeake Energy
  Sr Nts
   06-15-14               7.50                152,000                  164,540
   08-15-14               7.00              1,045,000                1,102,475
   01-15-16               6.88                165,000                  172,425
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25              1,175,000                1,145,625
Newfield Exploration
  Sr Nts
   03-01-11               7.63              2,500,000                2,712,500
  Sr Sub Nts
   08-15-12               8.38                380,000                  412,300
Nexen
  (U.S. Dollar)
   03-10-35               5.88              4,695,000(c)             4,634,683
Occidental Petroleum
  Sr Nts
   01-15-12               6.75              5,520,000                6,215,592
Peabody Energy
  Series B
   03-15-13               6.88              1,640,000                1,722,000
Total                                                               18,282,140

Energy equipment & services (0.6%)
Grant Prideco Escrow
   12-15-09               9.00                800,000                  880,000
Halliburton
   10-15-10               5.50             12,305,000               12,866,550
Key Energy Services
  Series C
   03-01-08               8.38              1,250,000                1,287,500
Pride Intl
  Sr Nts
   07-15-14               7.38                495,000                  543,263
Total                                                               15,577,313

Finance companies (1.1%)
Citigroup
  Sr Nts
   05-29-15               4.70             23,535,000(g)            23,591,932
GMAC
   09-15-11               6.88              5,313,000                4,633,435
Total                                                               28,225,367

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Financial services (1.9%)
Archstone-Smith Operating Trust
   05-01-15               5.25%            $8,470,000               $8,590,790
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63                225,000                  252,563
Capital One Financial
   06-01-15               5.50              7,060,000                7,119,142
Pricoa Global Funding I
   06-15-08               4.35              6,885,000(d)             6,912,196
   01-15-10               4.20             26,410,000(d)            26,255,765
Total                                                               49,130,456

Food (0.7%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                940,000(c)             1,038,700
Del Monte
  Sr Sub Nts
   12-15-12               8.63                385,000                  419,650
Kraft Foods
   11-01-11               5.63              6,510,000                6,854,574
   06-01-12               6.25              7,801,000                8,533,818
Total                                                               16,846,742

Health care services (0.7%)
Cardinal Health
   06-15-15               4.00             14,919,000               13,775,130
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50                310,000                  308,450
DaVita
  Sr Nts
   03-15-13               6.63                465,000(d)               469,650
HCA
  Sr Nts
   03-15-14               5.75              2,000,000                1,958,572
NeighborCare
  Sr Sub Nts
   11-15-13               6.88              1,160,000                1,183,200
Triad Hospitals
  Sr Nts
   05-15-12               7.00              1,000,000                1,040,000
Total                                                               18,735,002

Home building (0.2%)
DR Horton
   12-01-07               7.50              1,000,000                1,059,823
   01-15-09               5.00                990,000                  985,003
KB Home
   01-15-15               5.88                955,000                  935,664
Meritage Homes
  Sr Nts
   03-15-15               6.25                445,000(d)               416,075
WCI Communities
   03-15-15               6.63                910,000(d)               825,825
Total                                                                4,222,390

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
4   --   AXP DIVERSIFIED BOND FUND   --   PORTFOLIO HOLDINGS AT MAY 31, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Industrial services (--%)
Allied Waste North America
   04-15-11               6.38%              $855,000                 $816,525
  Sr Nts
   03-15-15               7.25                225,000(d)               217,125
Total                                                                1,033,650

Industrial transportation (0.9%)
ERAC USA Finance
   05-01-15               5.60              5,075,000(d)             5,208,158
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07               9.50              3,640,000(b,c,m,n)              --
Union Pacific
   04-15-12               6.50             13,800,000               15,216,970
   05-01-14               5.38              2,995,000                3,109,382
Total                                                               23,534,510

Insurance (1.8%)
Allstate
  Sr Nts
   05-09-35               5.55              4,955,000                5,110,805
ASIF Global Financing XIX
   01-17-13               4.90             13,943,000(d)            14,067,790
ING Security Life Institutional Funding
   01-15-10               4.25             15,570,000(d)            15,505,602
Metropolitan Life Global Funding I
  Sr Nts
   05-05-10               4.50              9,455,000(d)             9,502,379
Pacific Life
   09-15-33               6.60              1,770,000(d)             2,065,378
Total                                                               46,251,954

Lodging & gaming (0.3%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                375,000                  398,438
   04-15-14               6.75                455,000                  461,825
Caesars Entertainment
  Sr Nts
   04-15-13               7.00              2,535,000                2,769,487
Hilton Hotels
   12-01-12               7.63              1,250,000                1,423,050
MGM MIRAGE
   10-01-09               6.00                670,000                  670,000
  Sr Nts
   02-27-14               5.88                720,000                  694,800
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13                540,000(d)               539,325
  Sr Sub Nts
   04-01-12               8.00                750,000                  804,375
Station Casinos
  Sr Nts
   04-01-12               6.00              1,000,000                1,002,500
Total                                                                8,763,800

Machinery (0.1%)
Joy Global
  Series B
   03-15-12               8.75              1,500,000                1,680,000

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Media (1.0%)
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75%              $395,000(c)              $423,638
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50              1,340,000                1,463,950
Emmis Operating
   05-15-12               6.88                795,000                  784,069
Lamar Media
   01-01-13               7.25              1,380,000                1,455,900
News America
   12-15-34               6.20              6,572,000                6,794,765
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                640,000(c)               708,800
Radio One
  Series B
   07-01-11               8.88              1,000,000                1,072,500
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25              1,960,000(c)             2,087,400
Sun Media
  (U.S. Dollar)
   02-15-13               7.63              1,500,000(c)             1,575,000
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                900,000                  936,000
United Artists Theatre
   07-01-15               9.30              8,121,862                8,121,861
Total                                                               25,423,883

Miscellaneous (--%)
United Rentals North America
   02-15-12               6.50                385,000                  378,744

Multi-industry (0.9%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75             21,510,000(c)            23,802,278

Paper & packaging (0.7%)
Boise Cascade LLC
  Sr Sub Nts
   10-15-14               7.13                505,000(d)               481,013
Crown Paper
  Sr Sub Nts
   09-01-05              11.00              6,950,000(b,m,n)                --
Domtar
  (U.S. Dollar)
   12-01-13               5.38              2,910,000(c)             2,644,669
Owens-Illinois Glass Container
   05-15-11               7.75              1,100,000                1,171,500
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75              1,225,000                1,225,000
Weyerhaeuser
   03-15-12               6.75              9,975,000               10,960,171
Total                                                               16,482,353

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Real estate investment trust (0.1%)
Starwood Hotels & Resorts
   11-15-15               7.38%            $1,275,000               $1,400,906

Retail -- general (0.2%)
United Auto Group
   03-15-12               9.63                530,000                  556,500
Wal-Mart Stores
   06-29-11               8.88              3,500,000                3,535,280
William Carter
  Series B
   08-15-11              10.88                405,000                  443,475
Total                                                                4,535,255

Telecom equipment & services (1.9%)
Qwest
   03-15-12               9.13                880,000(d)               952,600
Sprint Capital
   01-30-11               7.63             11,575,000               13,163,333
   11-15-28               6.88              8,114,000                9,204,781
TELUS
  (U.S. Dollar)
   06-01-11               8.00             20,552,500(c)            23,971,285
Total                                                               47,291,999

Utilities -- electric (1.7%)
CMS Energy
  Sr Nts
   01-15-09               7.50              1,275,000                1,322,813
Dayton Power & Light
  1st Mtge
   10-01-13               5.63              1,425,000(d)             1,477,796
DPL
  Sr Nts
   09-01-11               6.88              3,830,000                4,098,100
Florida Power
  1st Mtge
   03-01-13               4.80              1,840,000                1,856,726
IPALCO Enterprises
   11-14-08               8.38                400,000                  434,000
   11-14-11               8.63              3,680,000                4,121,600
NorthWestern Energy
   11-01-14               5.88                645,000(d)               651,450
Ohio Edison
  Sr Nts
   05-01-15               5.45              1,195,000                1,235,058
Ohio Power
  Sr Nts Series H
   01-15-14               4.85              7,395,000                7,468,432
Potomac Edison
  1st Mtge
   11-15-14               5.35              3,195,000(d)             3,258,900
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88                299,000(d)               307,223
TXU
   11-15-14               5.55              2,115,000(d)             2,031,424
See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
5   --   AXP DIVERSIFIED BOND FUND   --   PORTFOLIO HOLDINGS AT MAY 31, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Utilities -- electric (cont.)
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75%            $1,915,000(c)            $1,924,575
Westar Energy
  1st Mtge
   07-01-14               6.00             11,450,000               12,445,702
Total                                                               42,633,799

Utilities -- natural gas (0.4%)
ANR Pipeline
   03-15-10               8.88                875,000                  953,060
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95                155,000(d)               149,963
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                735,000                  775,502
Northwest Pipeline
   03-01-10               8.13              2,135,000                2,321,812
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                790,000                  843,325
Southern Natural Gas
   03-15-10               8.88                875,000                  953,060
Southern Star Central
   08-01-10               8.50                550,000                  580,250
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00              2,250,000                2,407,499
Total                                                                8,984,471

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Utilities -- telephone (2.1%)
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13               5.25%            $3,465,000(c)            $3,578,756
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00              3,605,000(c,d)           3,656,155
Verizon Pennsylvania
  Series A
   11-15-11               5.65             43,420,000               45,303,994
Total                                                               52,538,905

Total bonds
(Cost: $2,512,893,771)                                          $2,532,241,035

Other (0.1%)
Issuer                                        Shares                Value(a)

Wayland Investment LLC                      6,000,000(b,e,n)        $2,525,880

Total other
(Cost: $6,671,880)                                                  $2,525,880

Short-term securities (3.2%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (1.0%)
Federal Home Loan Mtge Corp Disc Nt
   06-07-05               2.95%           $25,000,000              $24,985,660

Commercial paper (2.2%)
CXC LLC
   06-01-05               3.05             19,000,000               18,998,390
Nieuw Amsterdam
   06-06-05               3.03             25,000,000               24,987,396
UBS Finance (Delaware) LLC
   06-01-05               3.05             12,700,000               12,698,924
Total                                                               56,684,710

Total short-term securities
(Cost: $81,677,205)                                                $81,670,370

Total investments in securities
(Cost: $2,601,242,856)(p)                                       $2,616,437,285

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At May 31, 2005, the value of foreign securities represented 5.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of these securities amounted to $164,284,935 or 6.5% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At May 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $57,246,495.

--------------------------------------------------------------------------------
6 -- AXP DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT MAY 31, 2005

(h) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2005:

      Security                Principal  Settlement     Proceeds        Value
                               amount       date       receivable
      Federal Natl Mtge Assn
        06-01-20 5.00%      $ 6,150,000    6-16-05    $ 6,181,711  $ 6,219,188
        06-01-20 5.50         7,000,000    6-16-05      7,156,406    7,185,934
        06-01-35 5.50        72,550,000    6-13-05     73,020,441   73,524,927
        06-01-35 6.00        25,000,000    6-13-05     25,597,656   25,687,500
        06-01-35 6.50        19,870,000    6-13-05     20,667,281   20,639,963

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2005.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(l) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC   --  Ambac Assurance Corporation
      FGIC    --  Financial Guaranty Insurance Company
      FSA     --  Financial Security Assurance
      MBIA    --  MBIA Insurance Corporation

(m)   Negligible market value.

(n) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2005, is as follows:

      Security                                 Acquisition                Cost
                                                 dates
      Crown Paper
      11.00% Sr Sub Nts 2005             02-10-00 thru 02-14-00     $4,216,724

      Greater Beijing First Expressways
      (U.S. Dollar) 9.50% Sr Nts 2007           09-16-98                    --

      Wayland Investment LLC                    05-19-00             6,671,880

(o) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                         Notional amount

      Purchase contracts
      U.S. Treasury Bonds, Sept. 2005, 20-year                   $  66,100,000

      Sale contracts
      U.S. Treasury Notes, Sept. 2005, 5-year                       17,800,000
      U.S. Treasury Notes, Sept. 2005, 10-year                     252,900,000

(p) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $2,601,243,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 35,408,000
      Unrealized depreciation                                      (20,214,000)
                                                                   -----------
      Net unrealized appreciation                                 $ 15,194,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
7   --   AXP DIVERSIFIED BOND FUND   --   PORTFOLIO HOLDINGS AT MAY 31, 2005

                                                              S-6495-80 C (7/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP FIXED INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 29, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          July 29, 2005